Debt (Details) - USD ($)							1 Months Ended											9 Months Ended		12 Months Ended
	Nov. 08, 2021	Nov. 05, 2021	Jul. 01, 2021	May 10, 2021	Apr. 27, 2021	May 31, 2020	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jul. 29, 2022	Jun. 30, 2022	May 31, 2022	Feb. 18, 2022	Feb. 28, 2021	Feb. 25, 2021	Dec. 18, 2020	Jun. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2023	Apr. 30, 2022	Apr. 08, 2022	Mar. 08, 2018
Debt (Details) [Line Items]
Original issue discount subordinated debentures description											In June 2022, the Company commenced an offering of original issue discount subordinated debentures. As of September 30, 2022, the Company has completed four closings of this offering and issued debentures in the aggregate principal amount of $3,579,686. The debentures contain an original issue discount of 15%, or an aggregate original issue discount of $538,240. As a result, the total purchase price was $3,050,000. The debentures bear interest at a rate of 17.5% per annum. The outstanding principal amount and all accrued interest is due and payable on the earlier of (i) the completion of the Company’s next equity financing in which it receives gross proceeds in excess of $20 million, (ii) twenty-four months after the date of issuance or (iii) within 30 days after election of repayment from the holder so long as the election is after the 6-month anniversary of the debenture. The Company may voluntarily prepay the debentures in whole or in part without premium or penalty. The debentures contain customary events of default for a loan of this type. The debentures are unsecured and are subordinated in right of payment to the prior payment in full of all senior indebtedness and are pari passu in right of payment to any other unsecured indebtedness incurred by the Company in favor of any third party. As of September 30, 2022, the outstanding principal balance of the debentures was $3,588,240 and debt issuance cost was $483,801.
Principal amount										$ 1,300,000
Debentures outstanding principal amount																		$ 1,300,000
Conversion price (in Dollars per share)																				$ 1
Ownership percentage																				9.99%					51.00%
Bears interest rate										5.00%
Interest rate										10.00%
Outstanding principal balance							$ 2,150,000											2,150,000		$ 150,000
Proceeds of the initial public offering																		12,738,288
Promissory notes outstanding principal amount																				5,993,720	$ 3,312,971
Outstanding balance																		35,050
Cash advance							243,750	$ 100,000	$ 650,000		$ 350,000							243,750
Repayment amount							372,500	146,260	897,750		490,000
Weekly payment							15,000	$ 6,200	40,806		$ 19,738							390,041
Outstanding amount																		372,500
PPP loans outstanding principal amount																		197,457
Construction Loans [Member]
Debt (Details) [Line Items]
Maturity date								Aug. 01, 2027				Apr. 01, 2027
Bears interest rate								10.18%				10.18%
Outstanding balance																		138,721
Equipment financing loan								$ 35,050	$ 8,463			$ 146,765
Construction Loans One [Member]
Debt (Details) [Line Items]
Outstanding balance																		7,950
Debentures [Member]
Debt (Details) [Line Items]
Gross proceeds		$ 2,214,000
EIDL Loan [Member]
Debt (Details) [Line Items]
Loan principal amount																	$ 300,000
Loan bears interest rate																	3.75%
Loan matures term																	30 years
Outstanding principal balance																		300,000
PPP Loans [Member]
Debt (Details) [Line Items]
Loan bears interest rate						1.00%								1.00%
Loan amount						$ 239,262								$ 261,164
Maturity date						April 2022								January 2023
PPP loans outstanding principal amount																		$ 168,013
PPP loan description																		The Company has filed for forgiveness during 2022, and has received notice of forgiveness on some of the loans in the amount of $134,956 and is awaiting notice of forgiveness on the remainder.
Original Issue Discount Secured Subordinated Note [Member]
Debt (Details) [Line Items]
Principal amount										$ 2,272,727
Unsecured subordinated convertible debentures percentage										12.00%
Original issue discount										$ 272,727
Total purchase price										$ 2,000,000
Interest rate										16.00%
Maturity date										Jul. 29, 2027
Debentures outstanding principal amount																		$ 2,257,889
Debt issuance cost							$ 266,327											$ 266,327
12% Unsecured Subordinated Convertible Debentures [Member] | IPO [Member]
Debt (Details) [Line Items]
Conversion price (in Dollars per share)							$ 1											$ 1
12% Unsecured Subordinated Convertible Debentures [Member] | Debentures [Member]
Debt (Details) [Line Items]
Principal amount		$ 2,250,000
Unsecured subordinated convertible debentures percentage		12.00%
Interest rate		12.00%
Maturity date		Nov. 30, 2022
Debentures outstanding principal amount																		$ 2,250,000
Debt issuance																		$ 26,174
Conversion price (in Dollars per share)							$ 2.5											$ 2.5
Ownership percentage							9.99%											9.99%
Outstanding principal percentage																		115.00%
Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Principal amount			$ 3,000,000							$ 2,150,000
Maturity date	Nov. 08, 2024		Jul. 01, 2024
Debentures outstanding principal amount																		$ 2,150,000
Conversion price (in Dollars per share)										$ 6.25
Bears interest rate										5.00%
Interest rate			6.00%							10.00%
Outstanding principal amount										$ 200,000
Secured subordinated convertible promissory note percentage	5.00%		6.00%
Acquisition notes outstanding principal amount																				3,000,000
Converted into shares of common stock (in Shares)													623,200
Convertible Promissory Notes [Member] | Acquisition Notes [Member]
Debt (Details) [Line Items]
Principal amount	$ 1,900,000
Interest rate	5.00%
Secured subordinated convertible promissory note percentage	5.00%
Acquisition notes outstanding principal amount																				1,900,000
Converted into shares of common stock (in Shares)													386,460
Promissory Notes [Member]
Debt (Details) [Line Items]
Principal amount	$ 1,900,000			$ 73,727	$ 1,625,000			$ 100,000		$ 2,150,000		$ 346,000			$ 500,000					73,727
Maturity date				May 10, 2022				Oct. 17, 2022		Jul. 29, 2025		Apr. 01, 2023			Mar. 31, 2023
Bears interest rate								17.50%	10.00%	5.00%
Interest rate	5.00%			15.00%						10.00%					15.00%
Secured subordinated convertible promissory note percentage	5.00%
Acquisition notes outstanding principal amount																		1,900,000
Converted into shares of common stock (in Shares)													229,834
Loan principal amount			$ 3,000,000		1,625,000											$ 1,500,000
Loan bears interest rate			15.00%													17.50%
Loan interest rate increase			5.00%													25.00%
Repaid of principal																		1,325,000
Proceeds of the initial public offering																		27,604
Promissory notes outstanding principal amount																				2,750,000
Conversion price percentage				40.00%
Shares outstanding (in Shares)																								73,267
Loan amount					1,625,000
Outstanding balance																		$ 25,000
Accrues interest rate							12.00%											12.00%
Promissory note increased amount									$ 650,000
Promissory Notes [Member] | IPO [Member]
Debt (Details) [Line Items]
Converted into shares of common stock (in Shares)													229,834
Promissory notes outstanding principal amount																				500,000
Outstanding balance																		$ 200,000
Due date							Apr. 01, 2023											Apr. 01, 2023
Promissory Notes [Member] | Debentures [Member]
Debt (Details) [Line Items]
Promissory notes outstanding principal amount																				500,000
Outstanding balance																		$ 555,958
Promissory Notes [Member] | Acquisition Notes [Member]
Debt (Details) [Line Items]
Principal amount			$ 3,000,000
Interest rate			6.00%
Secured subordinated convertible promissory note percentage			6.00%
Acquisition notes outstanding principal amount																		3,000,000
Promissory Notes [Member] | Diamond Creek Capital, LLC [Member]
Debt (Details) [Line Items]
Promissory notes outstanding principal amount																		1,025,000
Cash Advance One [Member]
Debt (Details) [Line Items]
Outstanding amount																		0
Cash Advance Two [Member]
Debt (Details) [Line Items]
Outstanding amount																		803,708
Cash Advance Three [Member]
Debt (Details) [Line Items]
Outstanding amount																		96,660
Cash Advance [Member]
Debt (Details) [Line Items]
Cash advance							$ 424,661											$ 424,661
Revolving lines of credit [Member]
Debt (Details) [Line Items]
Bears interest rate							9.49%	45.09%										9.49%
Permitted borrowings							$ 70,000	$ 500,000										$ 70,000		$ 1,176,000
Outstanding principal of lines of credit																		46,532
Revolving lines of credit [Member] | DSO [Member]
Debt (Details) [Line Items]
Outstanding principal of lines of credit																		969,513
Revolving lines of credit [Member] | DSO One [Member]
Debt (Details) [Line Items]
Outstanding principal of lines of credit																		$ 70,255
Minimum [Member] | Promissory Notes [Member]
Debt (Details) [Line Items]
Interest rate							12.00%											12.00%		12.00%
Minimum [Member] | Revolving lines of credit [Member]
Debt (Details) [Line Items]
Bears interest rate																				7.99%
Maximum [Member] | Promissory Notes [Member]
Debt (Details) [Line Items]
Interest rate							17.00%											17.00%		17.00%
Maximum [Member] | Revolving lines of credit [Member]
Debt (Details) [Line Items]
Bears interest rate																				8.99%
Debentures [Member] | 12% Unsecured Subordinated Convertible Debentures [Member]
Debt (Details) [Line Items]
Principal amount		$ 2,250,000
Unsecured subordinated convertible debentures percentage		12.00%
Interest rate		12.00%
Maturity date		Nov. 30, 2022
Debentures outstanding principal amount																				$ 2,214,000
Gross proceeds		$ 2,214,000
Conversion price (in Dollars per share)																				$ 2.5
Outstanding principal percentage																				115.00%
Debt issuance costs																				$ 202,500
Acquisition Notes [Member] | Promissory Notes [Member]
Debt (Details) [Line Items]
Acquisition notes outstanding principal amount																				1,900,000
Promissory Notes [Member] | Promissory Notes [Member]
Debt (Details) [Line Items]
Promissory notes outstanding principal amount																				73,727
Others[Member]
Debt (Details) [Line Items]
Promissory notes outstanding principal amount																				621,662
Permitted borrowings																				$ 1,176,000
Others[Member] | Minimum [Member]
Debt (Details) [Line Items]
Loan bears interest rate																				8.99%
Others[Member] | Maximum [Member]
Debt (Details) [Line Items]
Loan bears interest rate																				7.99%
Merchant Cash Advance [Member]
Debt (Details) [Line Items]
Agreement																				$ 340,000
Repayment amount																				493,500
Weekly payments																				20,562
Outstanding amount																				294,313
EIDL Loan [Member]
Debt (Details) [Line Items]
Loan bears interest rate																	3.75%
Promissory notes outstanding principal amount																	$ 300,000			300,000	300,000
Loan matures term																	30 years
PPP Loans [Member]
Debt (Details) [Line Items]
Interest rate																						1.00%	1.00%
Outstanding principal balance																				261,164	239,262
Received loan						$ 239,262								$ 261,164
PPP Loans [Member] | Promissory Notes [Member]
Debt (Details) [Line Items]
Outstanding principal balance																				$ 239,262
Peah Capital, LLC [Member] | Promissory Notes [Member]
Debt (Details) [Line Items]
Loan bears interest rate																				17.50%
Loan interest rate increase																				25.00%
Proceeds of the initial public offering													$ 1,000,000
Promissory notes outstanding principal amount					$ 1,625,000															$ 1,614,906	$ 1,615,176
Acquisition Notes [Member] | Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Principal amount	$ 1,900,000
Interest rate	5.00%
Secured subordinated convertible promissory note percentage	5.00%
Acquisition notes outstanding principal amount																				1,900,000
Converted into shares of common stock (in Shares)													386,460
Acquisition Notes [Member] | Promissory Notes [Member]
Debt (Details) [Line Items]
Principal amount	$ 1,900,000		$ 3,000,000
Interest rate	5.00%		6.00%
Secured subordinated convertible promissory note percentage			6.00%
Acquisition notes outstanding principal amount																				$ 3,000,000
Acquisition Notes [Member] | Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Maturity date	Nov. 08, 2024
Peah Capital, LLC [Member] | Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Interest rate															15.00%